Note 9 - Temporary Equity and Stockholders' Deficit -10-Q	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Equity [Text Block]
9.	TEMPORARY EQUITY AND STOCKHOLDER’S DEFICIT

(a)	Redeemable Convertible Preferred Stock

In September 2021, the Company amended the Articles of Incorporation (as amended, the "Articles of Incorporation") to allow for the issuance of 30,000,000 shares of Series A-1 Preferred Stock (as defined below). Upon certain change in control events that are outside of the Company’s control, including sale of substantially all of the Company’s assets or the occurrence of a Deemed Liquidation Event (as defined in the Company’s Articles of Incorporation), the holders of the shares of Series A-1 Preferred Stock may cause redemption of the shares of the Series A-1 Preferred Stock. Accordingly, these shares are considered contingently redeemable and are classified as temporary equity on the accompanying condensed consolidated balance sheets. The Series A-1 Preferred Stock may be converted at the option of the holder at any time and without the payment of additional consideration by the holder into a number of fully paid and non-assessable shares of common stock based on the terms within the Articles of Incorporation. The following are the rights and privileges related to the Series A-1 redeemable convertible preferred stock (the “Series A-1 Preferred Stock”):

●

Dividend Provision: The holders of the preferred stock in preference to the holders of common stock are entitled to receive, if and when declared by the board of directors, dividends at the rate of 12% of the original issue price, defined as $1.00, per annum. Such dividends are cumulative and compound annually. No dividends have been declared to date. In addition, the holders of the preferred stock are entitled to receive a dividend equal to any dividend paid on common stock, when and if declared by the board, on the basis of the number of common shares into which the preferred stock may be convertible. Undeclared dividends with respect to the outstanding Series A-1 Preferred Stock as of March 31, 2026, totaled $0 million, due to the Preferred Conversion described below, and as of  December 31, 2025, totaled approximately $0 million. In the event of liquidation, dissolution or winding up of the Company, the holders of the Series A-1 Preferred Stock will be entitled to the original issue price plus accrued dividends before any funds are available to common stockholders.

●

Conversion Rights: All holders of the Company’s preferred stock have a right to convert the outstanding balances of preferred shares at any time following the date of issuance into a number of fully paid common shares, as specified in the Articles of Incorporation. The conversion rate is the original issue price for the relevant shares divided by the conversion price of the relevant shares, subject to anti-dilution adjustments. In the event of a sale of shares in a public offering resulting in gross proceeds of $25 million to the Company, such conversion into common stock would be mandatory. The 18,406,857 shares of Series A-1 Preferred Stock outstanding on July 7, 2025, were converted, by the holders, into 39,618,919 shares of common stock. As of March 31, 2026, there were no outstanding Preferred Stockholders.

●

Liquidation Preferences: In the event of any liquidation, dissolution, winding-up or sale or merger of the Company, whether voluntarily or involuntarily, each holder of Preferred Stock is entitled to receive, in preference to the holders of common stock, a per-share amount equal to the original issue price, plus all declared but unpaid dividends. As of March 31, 2026, the redemption preference on liquidation would be approximately $0 million, due to the Preferred Conversion described below.

●

Voting Rights: Each holder of outstanding shares of Preferred Stock is entitled to the number of votes equal to the number of whole shares of Common Stock into which the shares of Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. Holders of Preferred Stock vote together with the holders of Common Stock on an as-converted-to-Common-Stock-basis and not as a separate class.

Preferred Conversion: In July 2025, Hunniwell Picard I exercised the option to convert all of its Series A-1 Preferred Stock to 39,619,919 shares of common stock. At the time of conversion, no dividends were declared or paid.

(b)	Common Stock

The Company is authorized to issue 300,000,000 shares of common stock, $0.0001 par value per share. The voting, dividend and liquidation rights of the common stock are subject to and qualified by the rights, powers, and preferences of the holders of the Series A-1 Preferred Stock. The Company shall not declare or pay a dividend on any share of Preferred Stock without also declaring or paying a dividend on any share of common stock that is equal to the dividend declared and or paid on the share of Preferred Stock divided by the number of shares of common stock into which such share of Preferred Stock is then convertible.

The holders of common stock are entitled to one vote per share at all meetings of stockholders, provided that they may not vote to amend the Certificate of Incorporation relating to the terms of any outstanding series of Preferred Stock if the holders of that series are entitled to vote thereon. The number of authorized shares of common stock may only be changed by the affirmative vote of the holders of a majority of shares outstanding. There are no sinking fund provisions applicable to the common stock.

The Company had shares of common stock reserved for issuance as follows:

	March 31, 2026	December 31, 2025
Options issued and outstanding	7,570,646	7,556,434
Issued Warrants	7,710,280	7,710,280
Available for future grants of equity awards	10,429,354	10,443,566
Total	25,710,280	25,710,280

(c)	Common Stock Issuance

In March 2025, the Company entered into subscription agreements with certain investors for the sale of 352,852 shares of the Company’s common stock at a price of $1.42 per share for total consideration of $0.5 million.

In February and March 2026, the Company issued a total of 1,380,359 shares of common stock to settle $2.1 million of note principal as a result of the noteholder’s election to accelerate repayment in shares.

In February and March 2026, a total of 183,510 non-qualified stock options were exercised for proceeds of $42,000.

9.	TEMPORARY EQUITY AND STOCKHOLDER’S EQUITY (DEFICIT)

(a)	Redeemable Convertible Preferred Stock

In September 2021, the Company amended the Articles of Incorporation to allow for the issuance of 30,000,000 shares of Series A-1 Preferred Stock (the "Preferred Stock"). Upon certain change in control events that are outside of the Company’s control, including sale of substantially all of the Company’s assets or the occurrence of a Deemed Liquidation Event, the holders of the Preferred Stock  may cause redemption of the Preferred Stock. Accordingly, these shares are considered contingently redeemable and are classified as temporary equity on the accompanying consolidated balance sheets. The Series A-1 Preferred Stock may be converted at the option of the holder at any time and without the payment of additional consideration by the holder into a number of fully paid and non-assessable shares of common stock based on the terms within the Articles of Incorporation.

In September 2021, 10,000,000 shares of Series A-1 Preferred Stock were sold for cash proceeds of $1.00 per share, and 2,065,000 shares of Series A-1 Preferred Stock were issued as conversion shares to holders of the then outstanding convertible notes at a price of $1.00 per share. In December 2022, 5,550,000 shares of Series A-1 Preferred Stock were issued for payment in kind of notes payable at a price of $1.00 per share. In December 2022, 791,857 shares of Series A-1 Preferred Stock were issued for a total consideration of $2.7 million. No gain or loss is recognized on the settlement of the $5.6 million notes as the conversion of the notes and the proceeds received of $2.7 million were considered capital contributions to reach the $20.0 million capital raise provided for in the acquisition agreement with Sindex.

Following are the rights and privileges related to the Series A-1 redeemable convertible preferred stock:

●

Dividend Provision: The holders of the preferred stock in preference to the holders of common stock are entitled to receive, if and when declared by the board of directors, dividends at the rate of 12% of the original issue price, defined as $1.00, per annum. Such dividends are cumulative and compound annually. No dividends have been declared to date. In addition, the holders of the preferred stock are entitled to receive a dividend equal to any dividend paid on common stock, when and if declared by the board, on the basis of the number of common shares into which the preferred stock may be convertible. As of December 31, 2025 and 2024, undeclared dividends with respect to the outstanding Series A-1 Preferred Stock totaled approximately none and $7.0 million, respectively. In the event of liquidation, dissolution or winding up of the Company, the holders of the Series A-1 Preferred Stock will be entitled to the original issue price plus accrued dividends before any funds are available to common stockholders.

●

Conversion Rights: All holders of the Company’s preferred stock have a right to convert the outstanding balances of preferred shares at any time following the date of issuance into a number of fully paid common shares, as specified in the Articles of Incorporation. The conversion rate is the original issue price for the relevant shares divided by the conversion price of the relevant shares, subject to anti-dilution adjustments. In the event of a sale of shares in a public offering resulting in gross proceeds of $25.0 million to the Company, such conversion into common stock would be mandatory. The 18,406,857 shares of Series A-1 Preferred Stock outstanding as in  July 2025, were converted, by the holders, into 39,618,919 shares of common stock. As of December 31, 2025, there were no outstanding Preferred Stockholders.

●

Liquidation Preferences: In the event of any liquidation, dissolution, winding-up or sale or merger of the Company, whether voluntarily or involuntarily, each holder of Preferred Stock is entitled to receive, in preference to the holders of common stock, a per-share amount equal to the original issue price, plus all declared but unpaid dividends. As of December 31, 2025, there was no redemption preference on liquidation.

●

Voting Rights: Each holder of outstanding shares of Preferred Stock is entitled to the number of votes equal to the number of whole shares of Common Stock into which the shares of Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. Holders of Preferred Stock vote together with the holders of Common Stock on an as-converted-to-Common-Stock-basis and not as a separate class.

Preferred Conversion: In  July 2025, Hunniwell exercised the option to convert all of its Series A-1 Preferred Stock to 39,619,919 shares of common stock. At the time of conversion, no dividends were declared or paid.

(b)	Common Stock

As of December 31, 2025, the Company was authorized to issue 150,000,000 shares of common stock, $0.0001 par value per share. The voting, dividend and liquidation rights of the common stock are subject to and qualified by the rights, powers and preferences of the holders of the Series A-1 Preferred Stock. The Company shall not declare or pay a dividend on any share of Preferred Stock without also declaring or paying a dividend on any share of common stock that is equal to the dividend declared and/or paid on the share of Preferred Stock divided by the number of shares of common stock into which such share of Preferred Stock is then convertible.

The holders of common stock are entitled to one vote per share at all meetings of stockholders, provided that they may not vote to amend the Certificate of Incorporation relating to the terms of any outstanding series of Preferred Stock if the holders of that series are entitled to vote thereon. The number of authorized shares of common stock may only be changed by the affirmative vote of the holders of a majority of shares outstanding. There are no sinking fund provisions applicable to the common stock.

The Company had shares of common stock reserved for issuance as follows:

	December 31, 2025	December 31, 2024
Conversion of Convertible Notes	-	1,386,344
Options issued and outstanding	7,556,434	7,210,742
Issued Warrants	7,710,280	-
Available for future grants of equity awards	10,443,566	1,183,618
Total	25,710,280	9,780,704

(c)	US Unicorn Agreement

On August 19, 2024, the Company entered into an agreement with the US Unicorn Foundation, Inc. (“Unicorn”) to provide advisory services in relation to the Company’s planned IPO listing (“Listing”). More specifically, Unicorn would make its best effort to raise, $5.0 million in capital for the pre-IPO financing round, and connect the Company with underwriters that could support the Listing, as well as other Listing related services in exchange for 2% of Company equity due on signing of the Unicorn agreement, followed by an additional 3% of Company equity if a follow-on financing is completed within 12 months of the Listing. The agreement allowed for a return of the 2% equity if Unicorn is unsuccessful. On August 25, 2024, the Company issued 1,342,650 shares at a fair value of $0.80 per share to Unicorn in satisfaction of the 2% of Company equity due on signing of the Unicorn agreement. On  July 21, 2025, the Company sent a notice of termination to Unicorn to terminate Unicorn Agreements. On  August 22, 2025, the 1,342,650 shares were returned and were then cancelled by the Company.

(d)  Common Stock Issuance

In March 2025, the Company entered into subscription agreements with certain investors for the sale of 352,852 shares of the Company’s common stock at a price of $1.42 per share for total consideration of $0.5 million.

In April 2025, the Company entered into subscription agreements with certain investors for the sale of 695,277 shares of the Company’s common stock at a price of $1.42 per share for total consideration of $1.0 million.

In July 2025, Hunniwell exercised the option to convert all of its Series A-1 Preferred Stock to 39,618,919 shares of common stock. At the time of conversion, no dividends were declared or paid.

In July 2025, the Company received $0.75 million from three investors for the purchase of 568,184 shares of common stock at a price of $1.32 per share.

(e)  Completion of Initial Public Offering

On September 2, 2025, the Company completed its IPO of 4,250,000 shares of common stock at a price of $4.00 per share for gross proceeds to the Company of $17 million. In connection with the IPO, the 2023 Convertible Notes, 2024 Convertible Notes, and Another Dimension and Nexus notes were automatically converted into 19,634,860 shares of common stock. The offering cost of the IPO included approximately $4.2 million in underwriter commissions, legal expenses, and other related offering costs resulting in net proceeds to the Company of $12.9 million.

On September 9, 2025, the Company completed the closing of the underwriter overallotment for 637,500 shares of common stock at a price of $4.00 per share for gross proceeds to the Company of $2.6 million. The offering costs of this closing were $0.2 million in underwriter commissions and expenses, for net proceeds to the Company of $2.4 million.